ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of outstanding consideration payable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less current portion:
Long-term portion of Cariboo consideration payable	$ 55,997	$ 0
Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Fixed consideration payable	40,592
Contingent performance payments payable	25,850
Accretion on consideration payable	3,939
Total Cariboo consideration payable	70,381
Less current portion:
Fixed consideration payable	9,913
Contingent performance payments payable	4,471
Long-term portion of Cariboo consideration payable	$ 55,997